Cover	Apr. 13, 2026
Document Information Line Items
Entity Registrant Name	MAYWOOD ACQUISITION CORP. 2
Entity Central Index Key	0002080087
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 13, 2026
Entity Ex Transition Period	false
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	732 S. 6th Street
Entity Address Address Line 2	#5235
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89101
City Area Code	347
Local Phone Number	414-3373
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-43231
One Class A ordinary share [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A ordinary share, one right and one redeemable warrant
Trading Symbol	MYXXU
Security Exchange Name	NASDAQ
Class A Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	MYX
Security Exchange Name	NASDAQ
Rights [Member]
Document Information Line Items
Security 12b Title	Rights, each entitling the holder to one-fourth of one Class A ordinary share upon the completion of the Company’s initial business combination
Trading Symbol	MYXXR
Security Exchange Name	NASDAQ
Redeemable warrants [Member]
Document Information Line Items
Security 12b Title	Redeemable warrants, each exercisable for Class A ordinary shares at an exercise price of $11.50 per share
Trading Symbol	MYXXW
Security Exchange Name	NASDAQ